PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS
Schedule of provisions

	2019	2020	2021
	RMB	RMB	RMB

Balance as at January 1	42,007	42,438	43,713
Provision for the year	1,408	1,563	2,163
Accretion expenses	1,418	1,343	1,135
Decrease for the year	(2,439)	(1,490)	(6,435)
Exchange adjustments	44	(141)	(81)
Balance as at December 31	42,438	43,713	40,495